SCHEDULE OF INCOME TAX PROVISION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current income tax expense	$ 126,140	$ 181,967	$ 363,351
Deferred income tax benefits	(2,495,899)	(1,382,822)	(502,805)
Total income tax benefits	$ (2,369,759)	$ (1,200,855)	$ (139,454)